Employee benefit obligations - Actuarial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Discount rate	1.00%	1.40%
Expected rate of salary increase	1.00%	1.50%
Expected rate of pension increase	0.00%	0.00%